NON-CONTROLLING INTEREST (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 05, 2024	Jul. 31, 2023	Jul. 30, 2023	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Proceeds from sale of common stock and warrants, net of issuance costs	$ 5,000,000				$ 1,040,000	$ 6,748,000	$ 15,301,000	$ 8,283,000
BioSig AI Sciences, Inc. [Member]
Noncontrolling Interest [Line Items]
Sale of common stock under At-the-market offering, shares		2,205,000	2,205,000	2,205,000
Proceeds from sale of common stock and warrants, net of issuance costs		$ 1,971,277	$ 1,971,277	$ 1,971,277
ViralClear Pharmaceuticals, Inc. [Member]
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage					69.08%		69.08%	69.08%
Bio Sig A I Science Inc [Member]
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage					84.50%		84.50%
BioSig AI Sciences, Inc. [Member]
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage					84.48%		84.48%	100.00%